Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)
Current assets
Cash and cash equivalents	$ 110,660,052	$ 3,527,576	$ 105,000,226	$ 3,347,154
Financial assets at fair value through profit or loss, current	568,521	18,123	606,018
Financial assets at fair value through other comprehensive income, current	4,630,441	147,607	5,893,377
Financial assets measured at amortized cost, current	12,506,177	398,667	3,739,224
Contract assets, current	705,398	22,486	625,713
Accounts receivable, net	30,772,159	980,942	32,723,426
Accounts receivable-related parties, net	502,149	16,007	620,013
Other receivables	2,457,085	78,326	1,651,494
Current tax assets	66,443	2,118	83,944
Inventories, net	37,228,383	1,186,751	35,782,464
Other current assets	4,686,450	149,393	2,951,985
Total current assets	204,783,258	6,527,996	189,677,884
Non-current assets
Financial assets at fair value through profit or loss, noncurrent	17,585,395	560,580	17,850,914
Financial assets at fair value through other comprehensive income, noncurrent	9,144,308	291,499	11,315,951
Investments accounted for under the equity method	36,869,092	1,175,298	33,274,869
Property, plant and equipment	271,395,296	8,651,428	279,059,037
Right-of-use assets	7,476,034	238,318	8,039,015
Intangible assets	4,742,876	151,191	4,154,315
Deferred tax assets	8,575,316	273,360	5,224,503
Prepayment for equipment	1,162,218	37,049	4,932,505
Refundable deposits	1,643,661	52,396	1,992,400
Other noncurrent assets	3,897,409	124,240	4,647,562
Total non-current assets	362,491,605	11,555,359	370,491,071
Total assets	567,274,863	18,083,355	560,168,955
Current liabilities
Short-term loans	8,408,772	268,051	8,515,000
Financial liabilities at fair value through profit or loss, current	57,163	1,822	901,000
Contract liabilities, current	2,580,789	82,269	2,200,561
Accounts payable	9,169,828	292,312	7,633,427
Other payables	24,447,427	779,325	24,103,882
Payables on equipment	11,680,298	372,340	10,522,489
Current tax liabilities	5,511,325	175,688	5,504,166
Lease liabilities, current	624,825	19,918	636,357
Current portion of long-term liabilities	19,188,041	611,668	10,994,998
Other current liabilities	7,858,719	250,517	6,387,463
Total current liabilities	89,527,187	2,853,910	77,399,343
Non-current liabilities
Contract liabilities, noncurrent	1,787,375	56,977	459,620
Bonds payable	34,071,144	1,086,106	24,584,979
Long-term loans	11,300,910	360,246	30,948,500
Deferred tax liabilities	12,215,437	389,399	8,118,251
Lease liabilities, noncurrent	5,376,021	171,375	5,782,659
Net defined benefit liabilities, noncurrent	866,219	27,613	1,432,249
Guarantee deposits	39,805,928	1,268,917	41,953,360
Other noncurrent liabilities	6,412,470	204,414	3,783,283
Total non-current liabilities	111,835,504	3,565,047	117,062,901
Total liabilities	201,362,691	6,418,957	194,462,244
Commitments and contingencies
Capital
Common stock	125,881,563	4,012,801	125,607,164
Additional paid-in capital
Premiums	5,200,426	165,777	4,960,958
Treasury stock transactions	9,810,771	312,744	9,067,812
Transactions with noncontrolling interests	3,235,687	103,146	3,150,745
Share-based payment	1,977,084	63,025	1,877,097
Other	20,959	668	20,858
Retained earnings
Legal reserve	41,466,099	1,321,839	36,727,862
Unappropriated earnings	184,173,477	5,871,007	184,233,181
Other components of equity
Exchange differences on translation of foreign operations	(4,435,016)	(141,378)	915,373
Unrealized gains or losses on financial assets measured at fair value through other comprehensive income	10,420,370	332,176	10,684,860
Unearned employee compensation	(2,122,645)	(67,665)	(1,992,034)
Treasury stock	(9,803,778)	(312,521)	(9,803,778)
Total equity attributable to the parent company	365,824,997	11,661,619	365,450,098
Non-controlling interests	87,175	2,779	256,613
Total equity	365,912,172	11,664,398	365,706,711
Total liabilities and equity	$ 567,274,863	$ 18,083,355	$ 560,168,955